3. Loans, Allowance for Loan Losses and Credit Quality (Details 5) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Group A	$ 473,220,117	$ 438,208,275
Group B	3,652,747	10,066,246
Group C	10,376,362	9,844,908
Total Loans	487,249,226	458,119,429
Commercial and industrial
Group A	67,297,983	59,764,081
Group B	512,329	4,724,729
Group C	920,261	702,314
Total Loans	68,730,573	65,191,124
Commercial Real Estate
Group A	191,755,393	168,326,527
Group B	2,971,364	4,529,493
Group C	7,001,523	5,350,522
Total Loans	201,728,280	178,206,542
Residential real estate - 1st lien
Group A	164,708,778	158,834,849
Group B	0	599,516
Group C	1,983,184	3,325,908
Total Loans	166,691,962	162,760,273
Residential real estate - Jr lien
Group A	42,289,062	44,041,594
Group B	169,054	212,508
Group C	469,219	466,164
Total Loans	42,927,335	44,720,266
Consumer
Group A	7,168,901	7,241,224
Group B	0	0
Group C	2,175	0
Total Loans	$ 7,171,076	$ 7,241,224